Note 4 - Accounts Receivable (Details) - Allowance for Doubtful Accounts (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts [Abstract]
Balance at Beginning of Period	$ 109,000	$ 39,000	$ 5,000
Provisions, net	89,325	485,000	34,000
Balance at End of Period	108,750	109,000	39,000
Write-Off/Recovery	$ (142,000)	$ (415,000)